LEASES - Narrative (Details) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Aug. 06, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2025 USD ($) ft²
Lessee, Lease, Description [Line Items]
Future lease fixed payments	$ 1,675
Operating lease income, comprehensive income, extensible list, not disclosed flag	total lease income	total lease income	total lease income	total lease income
Lease income	$ 17	$ 23	$ 34	$ 34
New Jersey Multi-Tenant Facility
Lessee, Lease, Description [Line Items]
Rentable area | ft²					285,000
Operating leases not yet commenced, term of contract (in years)					10 years
Future lease fixed payments					$ 255